Reportable Segments (Advances to and investments in affiliates) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	$ 3,040	$ 3,462	$ 3,659
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	4,280	5,003	3,760
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Advances to and investments in unconsolidated affiliates	$ (1,240)	$ (1,541)	$ (101)